Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	$ 103,472.4
Ending balance	131,520.9	$ 103,472.4
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	3,910.7	5,841.4
Additions	372.3	212.5
Recognized in other comprehensive income	129.5	(2,141.4)
Disposals and proceeds from return of capital of investments	(76.5)	(175.8)
Transfers out of level 3 (Note)	(43.6)
Effect of exchange rate changes	(83.5)	174.0
Ending balance	$ 4,208.9	$ 3,910.7